Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Diluted	$ (0.40)	$ (0.85)
Diluted	262,237,000	207,776,000